Stock-based Compensation Plans - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 0.7	$ 0.7
Share-based Payment Arrangement, Exercise of Option, Tax Benefit	$ 0.1		$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,319,279	1,147,720	1,127,822
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	271,025	381,859	367,173
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 16.77	$ 10.19	$ 8.99
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 3.7	$ 10.8	$ 2.0
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 6.1
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3.4
Performance Shares [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 6.7
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3.6
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 3.2
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 2.6
Shareholder-Approved Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,319,279
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	271,025	381,859
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 16.77	$ 10.19
Shareholder-Approved Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	3,041,719
Deferred Share Unit Plan [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 0.0	$ 0.0
Deferred Share Units Outstanding Number (in shares)	252,011	226,525
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 18.3	$ 13.8
Deferred Share Units Grants In Period (in shares)	25,486
Deferred Share Units Redeemed and Settled in Cash (in shares)	0
Deferred Share Units Compensation Expense	$ 4.5	4.6	5.0
Cash-Settled Restricted Share Unit [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	1.0	1.5
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	0.8	0.9
Cash Settled Restricted Share Units Compensation Expense	$ 1.3	$ 1.1	$ 0.9